Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Information for the Reportable Segments

The segment information for the reportable segments for the year ended June 30, 2025 is as follows:

	Research and development	Hyper-immune products	Corporate	Total
2025	A$	A$	A$	A$
Hyper-immune products revenue	-	7,287,002	-	7,287,002
Cost of sales of goods	-	(2,521,903)	-	(2,521,903)
Gross profit	-	4,765,099	-	4,765,099
Other income	1,380,993	30,512	-	1,411,505
Net foreign exchange gains/(losses)	-	-	12,183	12,183
General and administrative expenses	(562,960)	-	(3,920,663)	(4,483,623)
Research and development expenses	(3,597,296)	-	-	(3,597,296)
Selling and marketing expenses	-	(3,452,416)	-	(3,452,416)
Operating profit/(loss)	(2,779,263)	1,343,195	(3,908,480)	(5,344,548)
Finance income	-	-	135,866	135,866
Finance costs	-	-	(7,305)	(7,305)
Profit/(loss) for the year	(2,779,263)	1,343,195	(3,779,919)	(5,215,987)

Assets
Segment assets	1,110,514	1,737,563	7,281,765	10,129,842
Total assets	1,110,514	1,737,563	7,281,765	10,129,842

Liabilities
Segment liabilities	230,875	617,461	1,212,451	2,060,787
Total liabilities	230,875	617,461	1,212,451	2,060,787

The segment information for the reportable segments for the year ended June 30, 2024 is as follows:

	Research and development	Hyper-immune products	Corporate	Total
2024	A$	A$	A$	A$
Hyper-immune products revenue	-	4,902,865	-	4,902,865
Cost of sales of goods	-	(1,566,068)	-	(1,566,068)
Gross profit	-	3,336,797	-	3,336,797
Other income	3,364,439	43,760	-	3,408,199
Fair value losses to financial assets	-	-	(557,676)	(557,676)
Net foreign exchange gains/(losses)	-	-	(27,603)	(27,603)
General and administrative expenses	(460,251)	(3,565)	(4,091,910)	(4,555,726)
Research and development expenses	(5,375,461)	-	-	(5,375,461)
Selling and marketing expenses	-	(2,029,648)	-	(2,029,648)
Operating profit/(loss)	(2,471,273)	1,347,344	(4,677,189)	(5,801,118)
Finance income	-	-	327,756	327,756
Finance costs	-	-	(7,576)	(7,576)
Share of loss from associates	-	-	(1,456,019)	(1,456,019)
Profit/(loss) for the year	(2,471,273)	1,347,344	(5,813,028)	(6,936,957)
Assets
Segment assets	768,370	2,845,096	11,936,503	15,549,969
Total assets	768,370	2,845,096	11,936,503	15,549,969
Liabilities
Segment liabilities	604,018	206,524	2,029,983	2,840,525
Total liabilities	604,018	206,524	2,029,983	2,840,525

The segment information for the reportable segments for the year ended June 30, 2023 is as follows:

	Research and development	Hyper-immune products	Corporate	Total
2023	A$	A$	A$	A$
Hyper-immune products revenue	-	1,804,705	-	1,804,705
Cost of sales of goods	-	(495,558)	-	(495,558)
Gross profit	-	1,309,147	-	1,309,147
Other income	2,551,813	39,685	-	2,591,498
Fair value losses to financial assets	-	-	(523,666)	(523,666)
Net foreign exchange gains/(losses)	-	-	363,724	363,724
Movement in inventory provision	-	430,932	-	430,932
General and administrative expenses	(460,251)	26,256	(3,786,910)	(4,220,905)
Research and development expenses	(2,592,145)	-	-	(2,592,145)
Selling and marketing expenses	-	(927,423)	-	(927,423)
Operating profit/(loss)	(500,583)	878,597	(3,946,852)	(3,568,838)
Finance income	-	-	116,323	116,323
Finance costs	-	-	(9,652)	(9,652)
Share of loss from associates	-	-	(324,340)	(324,340)
Profit/(loss) for the year	(500,583)	878,597	(4,164,521)	(3,786,507)
Assets
Segment assets	398,391	2,078,643	19,511,148	21,988,182
Total assets	398,391	2,078,643	19,511,148	21,988,182
Liabilities
Segment liabilities	604,018	206,524	1,560,804	2,371,346
Total liabilities	604,018	206,524	1,560,804	2,371,346

Schedule of Information on Geographical Regions

The group derives revenue from the transfer of hyper-immune products at a point in time in the following major product lines and geographical regions:

	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2025	A$	A$	A$	A$	A$
Hyper-immune products revenue	5,201,385	1,658,336	378,706	48,575	7,287,002
Revenue from external customers	5,201,385	1,658,336	378,706	48,575	7,287,002

	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2024	A$	A$	A$	A$	A$
Hyper-immune products revenue	3,702,876	1,075,614	80,888	43,487	4,902,865
Revenue from external customers	3,702,876	1,075,614	80,888	43,487	4,902,865

	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2023	A$	A$	A$	A$	A$
Hyper-immune products revenue	1,100,725	642,819	1,201	59,960	1,804,705
Revenue from external customers	1,100,725	642,819	1,201	59,960	1,804,705

Schedule of Major Customers

During the years ended June 30, 2025, 2024 and 2023, the Company had the following major customers in the hyper-immune product segment with revenues amounting to 10 percent or more of total group revenues:

	2025 A$	2024 A$	2023 A$
Customer A	3,272,556	2,308,425	626,107
Customer B	1,558,156	957,076	-
Customer C	958,031	842,173	223,504
Customer D	860,086	552,509	236,437
Customer E	378,706	-	-
Customer F	23,026	-	465,614
	7,050,561	4,660,183	1,551,662